Business Divestitures (Details Narrative) - USD ($)		12 Months Ended
	Oct. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Divestitures
Total Consideration	$ 1,225,000
Cash Consideration	250,000
Notes Receivable	$ 975,000
Interest rate	6.00%
Discount on the notes receivable	$ 100,000	$ 68,101	$ 93,421
Disposed assets including goodwill	1,072,000
Disposed of intangible assets	27,000
Disposed of tangible assets	86,000
Recognized loss on sale of business	$ 60,000		$ (60,343)